PennantPark Enhanced Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)
MONEY MARKET FUNDS - 99.93% Shares Fair Value
State Street Institutional U.S. Government, Premier Class, 3.74%
(a)
100,000 $ 100,000
Total Money Market Funds (Cost $100,000) 100,000
Total Investments — 99.93% (Cost $100,000 ) 100,000
Other Assets in Excess of Liabilities — 0.07% 73
NET ASSETS — 100.00% $ 100,073
(a) Rate disclosed is the seven day effective yield as of December 31, 2025.